Assets and Liabilities Held for Sale - Additional Information (Detail) - CAD CAD in Millions			1 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2017
Depletion depreciation, impairment and accretion [member]
Disclosure of assets and liabilities classified as held for sale [Line Items]
Impairment loss, net of tax	CAD 12	CAD 65
Impairment loss	CAD 15	CAD 65
Classification of assets as held for sale [member]
Disclosure of assets and liabilities classified as held for sale [Line Items]
Proceeds from sale assets			CAD 22